Acquisitions - Schedule of Purchase Price Allocation to Other Intangible Assets (Detail) - Business Acquisition [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Other intangible assets	$ 5.5	$ 13.8
Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Other intangible assets	4.3	12.8
Tradenames [Member]
Business Acquisition [Line Items]
Other intangible assets	0.0	0.1
Noncompete [Member]
Business Acquisition [Line Items]
Other intangible assets	$ 1.2	$ 0.9